Simplify Market Neutral Equity Long/Short ETF
Schedule of Investments
March 31, 2025 (Unaudited)

Principal Value
U.S. Treasury Bills – 111.5%
U.S. Treasury Bill, 4.32%, 4/1/2025 (a) ........................................ $ 500,000 $ 500,000
U.S. Treasury Bill, 4.32%, 4/10/2025 (a) ....................................... 100,000 99,894
U.S. Treasury Bill, 4.34%, 6/17/2025 (a)(b) ..................................... 2,350,000 2,329,065
U.S. Treasury Bill, 4.29%, 7/8/2025 (a)(b) ...................................... 1,900,000 1,878,354
U.S. Treasury Bill, 4.30%, 7/29/2025 (a) ....................................... 520,000 512,799
Total U.S. Treasury Bills (Cost $5,319,756) ......................................... 5,320,112
Total Investments – 111.5%
(Cost $5,319,756) ............................................................. $ 5,320,112
Liabilities in Excess of Other Assets – (11.5)% ......................................... (550,475)
Net Assets – 100.0% ............................................................ $ 4,769,637
(a) Represents a zero coupon bond. Rate shown reflects the effective yield.
(b) Security, or a portion thereof, in the amount of $3,959,963 has been pledged as collateral for swaps as of March 31, 2025.
Summary of Investment Type††
Investment Categories % of Net Assets
U.S. Treasury Bills ............................................................................. 111.5%
Total Investments ............................................................................. 111.5%
Liabilities in Excess of Other Assets ............................................................... (11.5)%
Net Assets .................................................................................. 100.0%
†† The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund's investments but may not represent the Fund's market exposure to certain derivatives, if any, which are included in Liabilities in Excess of Other Assets.
At March 31, 2025, over the counter total return swap contracts outstanding were as follows:
Reference
Obligation/Index
Termination
Date(a)
Financing Rate
Paid (Received) by the
Fund Counterparty Notional Amount
Unrealized
Appreciation/
(Depreciation)(b)
BNP Custom Global Long Equity
Index* 7/31/2025 4.80% (EFFR+0.47%)(c) BNP 4,055,304 $ (169,694)
BNP Custom Global Short Equity
Index* 7/31/2025 4.52% (EFFR+0.19%)(c) BNP (4,159,155) 152,267
Goldman Sachs Custom Global
Long Equity Index* 3/2/2046 4.63% (EFFR+0.30%)(c) GS 7,858,362 (316,920)
Goldman Sachs Custom Global
Short Equity Index* 3/2/2046 4.33% (EFFR+0.00%)(c) GS (7,704,738) 275,848
$ (58,499)
* The components of the basket shown below.
(a) The Fund pays/receives annual coupon payments in accordance with the swap contract. On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security).
(b) There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.
(c) Payments made quarterly.
Abbreviations:
BNP : BNP Paribas
EFFR : Effective Federal Funds Rate

Simplify Market Neutral Equity Long/Short ETF
Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)

GS : Goldman Sachs
* The following table shows the top 50 positions and related Unrealized Appreciation/(Depreciation) of the securities within the BNP Custom Global Long Equity Index basket.
Shares
Unrealized
Appreciation/
(Depreciation) % of basket
Common Stocks
Communication Services
Alphabet, Inc., Class A ........................................... 174 $ (1,173) 0.69%
Alphabet, Inc., Class C ........................................... 165 (1,119) 0.66%
Electronic Arts, Inc. .............................................. 463 (2,909) 1.71%
Interpublic Group of Cos., Inc. (The) ................................. 886 (1,046) 0.62%
Koninklijke KPN NV .............................................. 5,316 (978) 0.58%
Meta Platforms, Inc., Class A ...................................... 111 (2,792) 1.64%
Publicis Groupe SA .............................................. 253 (1,030) 0.61%
(11,047)
Consumer Discretionary
Amazon.com, Inc. ............................................... 340 (2,812) 1.66%
Deckers Outdoor Corp. ........................................... 214 (1,038) 0.61%
Evolution AB, 144A .............................................. 339 (1,096) 0.65%
Expedia Group, Inc. ............................................. 137 (1,005) 0.59%
Garmin Ltd. .................................................... 104 (986) 0.58%
(6,937)
Consumer Staples
Clorox Co. (The) ................................................ 181 (1,161) 0.68%
Imperial Brands PLC ............................................. 797 (1,282) 0.75%
Monster Beverage Corp. .......................................... 518 (1,317) 0.78%
Tyson Foods, Inc., Class A ........................................ 407 (1,130) 0.67%
(4,890)
Energy
Devon Energy Corp. ............................................. 623 (1,013) 0.60%
MEG Energy Corp., Class Common Subs. Receipt ..................... 1,444 (1,101) 0.65%
ONEOK, Inc. ................................................... 377 (1,628) 0.96%
(3,742)
Financials
Blackstone, Inc. ................................................. 222 (1,350) 0.79%
Charles Schwab Corp. (The) ...................................... 280 (952) 0.56%
Fidelity National Financial, Inc. ..................................... 520 (1,472) 0.87%
NatWest Group PLC ............................................. 3,541 (898) 0.53%
Raymond James Financial, Inc. .................................... 215 (1,298) 0.76%
Robinhood Markets, Inc., Class A ................................... 507 (917) 0.54%
SEI Investments Co. ............................................. 331 (1,118) 0.66%
Synchrony Financial ............................................. 624 (1,437) 0.85%
(9,442)
Health Care
Bio-Techne Corp. ............................................... 391 (998) 0.59%
Merck & Co., Inc. ................................................ 285 (1,113) 0.66%
Universal Health Services, Inc., Class B ............................. 181 (1,477) 0.87%
(3,588)

Simplify Market Neutral Equity Long/Short ETF
Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)

Shares
Unrealized
Appreciation/
(Depreciation) % of basket
Common Stocks (continued)
Industrials
Bureau Veritas SA ............................................... 750 $ (984) 0.58%
CH Robinson Worldwide, Inc. ...................................... 562 (2,505) 1.48%
GE Vernova, Inc. ................................................ 117 (1,551) 0.91%
Hubbell, Inc., Class B ............................................ 93 (1,336) 0.79%
Owens Corning ................................................. 159 (985) 0.58%
Pentair PLC .................................................... 235 (895) 0.53%
RELX PLC ..................................................... 452 (982) 0.58%
Vestas Wind Systems A/S ......................................... 1,602 (957) 0.56%
Watsco, Inc. .................................................... 73 (1,620) 0.95%
(11,815)
Information Technology
Adobe, Inc. .................................................... 165 (2,751) 1.62%
Advanced Micro Devices, Inc. ...................................... 644 (2,879) 1.70%
Arista Networks, Inc. ............................................. 466 (1,569) 0.92%
Autodesk, Inc. .................................................. 260 (2,956) 1.74%
Cadence Design Systems, Inc. ..................................... 250 (2,766) 1.63%
Juniper Networks, Inc. ............................................ 1,598 (2,514) 1.48%
KLA Corp. ..................................................... 45 (1,316) 0.78%
Monolithic Power Systems, Inc. .................................... 37 (936) 0.55%
Motorola Solutions, Inc. ........................................... 50 (959) 0.56%
NVIDIA Corp. ................................................... 610 (2,876) 1.70%
Oracle Corp. ................................................... 362 (2,201) 1.30%
(23,723)
Other Components ............................................. 102,346 (94,510) 55.69%
Total ....................................................................... $ (169,694) 100.00%
* The following table shows the top 50 positions and related Unrealized Appreciation/(Depreciation) of the securities within the BNP Custom Global Short Equity Index basket.
Shares
Unrealized
Appreciation/
(Depreciation) % of basket
Common Stocks
Communication Services
Liberty Media Corp.-Liberty Formula One, Class C ..................... (436) $ 1,486 0.98%
Netflix, Inc. ..................................................... (31) 1,111 0.73%
Take-Two Interactive Software, Inc. ................................. (362) 2,838 1.86%
T-Mobile US, Inc. ................................................ (160) 1,616 1.06%
Warner Bros Discovery, Inc. ....................................... (2,282) 927 0.61%
7,978
Consumer Discretionary
Lucid Group, Inc., Class A ......................................... (11,256) 1,031 0.68%
Rivian Automotive, Inc., Class A .................................... (2,104) 991 0.65%
Starbucks Corp. ................................................ (390) 1,449 0.95%
3,471
Consumer Staples
Kraft Heinz Co. (The) ............................................ (1,847) 2,127 1.40%
Mondelez International, Inc., Class A ................................ (873) 2,243 1.47%
4,370

Simplify Market Neutral Equity Long/Short ETF
Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)

Shares
Unrealized
Appreciation/
(Depreciation) % of basket
Common Stocks (continued)
Energy
Chesapeake Energy Corp. ........................................ (279) $ 1,177 0.77%
Financials
Corpay, Inc. .................................................... (74) 979 0.64%
Fiserv, Inc. ..................................................... (130) 1,085 0.71%
Franklin Resources, Inc. .......................................... (1,245) 907 0.60%
JP Morgan Chase & Co. .......................................... (120) 1,118 0.74%
Markel Group, Inc. ............................................... (15) 1,055 0.69%
S&p Global, Inc. ................................................ (66) 1,265 0.83%
Visa, Inc., Class A ............................................... (154) 2,037 1.34%
8,446
Health Care
Baxter International, Inc. .......................................... (711) 921 0.61%
Bayer AG ...................................................... (998) 900 0.59%
Bio-Rad Laboratories, Inc., Class A ................................. (143) 1,316 0.86%
Charles River Laboratories International, Inc. ......................... (211) 1,204 0.79%
Edwards Lifesciences Corp. ....................................... (815) 2,237 1.47%
Haleon PLC .................................................... (4,673) 894 0.59%
Moderna, Inc. .................................................. (1,457) 1,563 1.03%
Solventum Corp. ................................................ (359) 1,034 0.68%
Teva Pharmaceutical Industries Ltd., ADR ............................ (2,436) 1,417 0.93%
Vertex Pharmaceuticals, Inc. ...................................... (51) 936 0.61%
12,422
Industrials
Huntington Ingalls Industries ....................................... (133) 1,026 0.67%
L3Harris Technologies, Inc. ........................................ (173) 1,373 0.90%
Toyota Industries Corp. ........................................... (343) 1,102 0.73%
3,501
Information Technology
Accenture PLC, Class A .......................................... (177) 2,088 1.37%
Akamai Technologies, Inc. ........................................ (404) 1,231 0.81%
Allegro MicroSystems, Inc. ........................................ (1,286) 1,224 0.80%
Crowdstrike Holdings, Inc., Class A ................................. (69) 915 0.60%
Entegris, Inc. ................................................... (366) 1,210 0.79%
Guidewire Software, Inc. .......................................... (152) 1,080 0.71%
Marvell Technology, Inc. .......................................... (479) 1,116 0.73%
ON Semiconductor Corp. ......................................... (937) 1,443 0.95%
Ptc, Inc. ....................................................... (165) 969 0.64%
Qorvo, Inc. ..................................................... (528) 1,448 0.95%
Roper Technologies, Inc. .......................................... (65) 1,456 0.96%
STMicroelectronics NV ........................................... (1,390) 1,136 0.75%
15,316
Materials
Anglo American PLC ............................................. (1,147) 1,202 0.79%
Celanese Corp., Class A .......................................... (810) 1,741 1.14%
2,943

Simplify Market Neutral Equity Long/Short ETF
Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)

Shares
Unrealized
Appreciation/
(Depreciation) % of basket
Common Stocks (continued)
Real Estate
CoStar Group, Inc. .............................................. (580) $ 1,738 1.14%
ProLogis, Inc. .................................................. (289) 1,221 0.80%
Ventas, Inc. .................................................... (342) 890 0.59%
WP Carey, Inc. ................................................. (427) 1,020 0.67%
4,869
Utilities
Consolidated Edison, Inc. ......................................... (281) 1,178 0.77%
Other Components ............................................. (113,358) 86,596 56.87%
Total ....................................................................... $ 152,267 100.00%
* The following table shows the top 50 positions and related Unrealized Appreciation/(Depreciation) of the securities within the Goldman Sachs Custom Global Long Equity Index basket.
Shares
Unrealized
Appreciation/
(Depreciation) % of basket
Common Stocks
Communication Services
Alphabet, Inc., Class A ........................................... 335 $ (2,171) 0.69%
Alphabet, Inc., Class C ........................................... 316 (2,068) 0.65%
Electronic Arts, Inc. .............................................. 907 (5,490) 1.73%
Interpublic Group of Cos., Inc. (The) ................................. 1,706 (1,939) 0.61%
Koninklijke KPN NV .............................................. 10,482 (1,857) 0.59%
Meta Platforms, Inc., Class A ...................................... 215 (5,176) 1.63%
Publicis Groupe SA .............................................. 472 (1,852) 0.59%
ROBLOX Corp, Class A .......................................... 686 (1,675) 0.53%
(22,228)
Consumer Discretionary
Amazon.com, Inc. ............................................... 652 (5,197) 1.64%
Deckers Outdoor Corp. ........................................... 402 (1,882) 0.60%
Evolution AB, 144A .............................................. 655 (2,038) 0.64%
Expedia Group, Inc. ............................................. 263 (1,849) 0.58%
Garmin Ltd. .................................................... 203 (1,848) 0.58%
(12,814)
Consumer Staples
Clorox Co. (The) ................................................ 360 (2,218) 0.70%
Imperial Brands PLC ............................................. 1,564 (2,421) 0.76%
Monster Beverage Corp. .......................................... 1,025 (2,512) 0.79%
Tyson Foods, Inc., Class A ........................................ 812 (2,169) 0.69%
(9,320)
Energy
Devon Energy Corp. ............................................. 1,242 (1,945) 0.62%
MEG Energy Corp., Class Common Subs. Receipt ..................... 2,845 (2,088) 0.66%
ONEOK, Inc. ................................................... 750 (3,117) 0.98%
(7,150)

Simplify Market Neutral Equity Long/Short ETF
Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)

Shares
Unrealized
Appreciation/
(Depreciation) % of basket
Common Stocks (continued)
Financials
Blackstone, Inc. ................................................. 432 $ (2,527) 0.79%
Charles Schwab Corp. (The) ...................................... 549 (1,799) 0.57%
Fidelity National Financial, Inc. ..................................... 1,047 (2,852) 0.90%
NatWest Group PLC ............................................. 6,987 (1,706) 0.54%
Raymond James Financial, Inc. .................................... 425 (2,469) 0.78%
Robinhood Markets, Inc., Class A ................................... 997 (1,738) 0.55%
SEI Investments Co. ............................................. 651 (2,116) 0.67%
Synchrony Financial ............................................. 1,221 (2,706) 0.85%
(17,913)
Health Care
Bio-Techne Corp. ............................................... 736 (1,807) 0.57%
Merck & Co., Inc. ................................................ 570 (2,141) 0.68%
Universal Health Services, Inc., Class B ............................. 368 (2,895) 0.91%
(6,843)
Industrials
Bureau Veritas SA ............................................... 1,470 (1,857) 0.59%
CH Robinson Worldwide, Inc. ...................................... 1,121 (4,804) 1.52%
GE Vernova, Inc. ................................................ 224 (2,864) 0.90%
Hubbell, Inc., Class B ............................................ 179 (2,482) 0.78%
Owens Corning ................................................. 308 (1,842) 0.58%
Pentair PLC .................................................... 462 (1,692) 0.53%
RELX PLC ..................................................... 877 (1,836) 0.58%
Vestas Wind Systems A/S ......................................... 3,079 (1,771) 0.56%
Watsco, Inc. .................................................... 145 (3,079) 0.97%
(22,227)
Information Technology
Adobe, Inc. .................................................... 322 (5,169) 1.63%
Advanced Micro Devices, Inc. ...................................... 1,207 (5,190) 1.64%
Arista Networks, Inc. ............................................. 872 (2,829) 0.89%
Autodesk, Inc. .................................................. 506 (5,545) 1.75%
Cadence Design Systems, Inc. ..................................... 482 (5,137) 1.62%
Juniper Networks, Inc. ............................................ 3,148 (4,770) 1.50%
KLA Corp. ..................................................... 83 (2,364) 0.75%
Motorola Solutions, Inc. ........................................... 100 (1,833) 0.58%
NVIDIA Corp. ................................................... 1,101 (4,995) 1.58%
Oracle Corp. ................................................... 682 (3,991) 1.26%
(41,823)
Other Components ............................................. 200,190 (176,602) 55.72%
Total ....................................................................... $ (316,920) 100.00%
* The following table shows the top 50 positions and related Unrealized Appreciation/(Depreciation) of the securities within the Goldman Sachs Custom Global Short Equity Index basket.

Simplify Market Neutral Equity Long/Short ETF
Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)

Shares
Unrealized
Appreciation/
(Depreciation) % of basket
Common Stocks
Communication Services
Liberty Media Corp.-Liberty Formula One, Class C ..................... (793) $ 2,642 0.96%
Netflix, Inc. ..................................................... (58) 1,985 0.72%
Take-Two Interactive Software, Inc. ................................. (677) 5,190 1.88%
T-Mobile US, Inc. ................................................ (301) 2,974 1.08%
Warner Bros Discovery, Inc. ....................................... (4,492) 1,783 0.64%
14,574
Consumer Discretionary
Lucid Group, Inc., Class A ......................................... (20,912) 1,872 0.68%
Rivian Automotive, Inc., Class A .................................... (4,021) 1,852 0.67%
Starbucks Corp. ................................................ (743) 2,696 0.98%
6,420
Consumer Staples
Kraft Heinz Co. (The) ............................................ (3,473) 3,910 1.42%
Mondelez International, Inc., Class A ................................ (1,655) 4,154 1.50%
8,064
Energy
Chesapeake Energy Corp. ........................................ (501) 2,064 0.75%
Financials
Corpay, Inc. .................................................... (137) 1,762 0.64%
Fiserv, Inc. ..................................................... (246) 2,008 0.73%
Franklin Resources, Inc. .......................................... (2,329) 1,659 0.60%
JP Morgan Chase & Co. .......................................... (226) 2,055 0.74%
Markel Group, Inc. ............................................... (28) 1,948 0.71%
S&p Global, Inc. ................................................ (123) 2,306 0.84%
Visa, Inc., Class A ............................................... (293) 3,795 1.37%
15,533
Health Care
Baxter International, Inc. .......................................... (1,330) 1,684 0.61%
Bayer AG ...................................................... (1,834) 1,618 0.59%
Bio-Rad Laboratories, Inc., Class A ................................. (258) 2,324 0.84%
Charles River Laboratories International, Inc. ......................... (390) 2,169 0.79%
Edwards Lifesciences Corp. ....................................... (1,520) 4,076 1.48%
Moderna, Inc. .................................................. (2,534) 2,658 0.96%
Solventum Corp. ................................................ (670) 1,886 0.68%
Teva Pharmaceutical Industries Ltd., ADR ............................ (4,452) 2,532 0.92%
Vertex Pharmaceuticals, Inc. ...................................... (95) 1,703 0.62%
20,650
Industrials
Huntington Ingalls Industries ....................................... (251) 1,895 0.69%
L3Harris Technologies, Inc. ........................................ (330) 2,553 0.93%
Toyota Industries Corp. ........................................... (645) 2,027 0.73%
Walgreens Boots Alliance, Inc. ..................................... (4,001) 1,654 0.60%
8,129
Information Technology
Accenture PLC, Class A .......................................... (331) 3,819 1.38%
Akamai Technologies, Inc. ........................................ (743) 2,212 0.80%
Allegro MicroSystems, Inc. ........................................ (2,263) 2,104 0.76%
Crowdstrike Holdings, Inc., Class A ................................. (124) 1,619 0.59%

Simplify Market Neutral Equity Long/Short ETF
Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)

Shares
Unrealized
Appreciation/
(Depreciation) % of basket
Common Stocks (continued)
Information Technology (continued)
Entegris, Inc. ................................................... (647) $ 2,093 0.76%
Guidewire Software, Inc. .......................................... (283) 1,963 0.71%
Marvell Technology, Inc. .......................................... (831) 1,893 0.69%
ON Semiconductor Corp. ......................................... (1,650) 2,484 0.90%
Ptc, Inc. ....................................................... (310) 1,776 0.64%
Qorvo, Inc. ..................................................... (945) 2,532 0.92%
Roper Technologies, Inc. .......................................... (122) 2,662 0.97%
STMicroelectronics NV ........................................... (2,485) 1,986 0.72%
27,143
Materials
Anglo American PLC ............................................. (2,096) 2,148 0.78%
Celanese Corp., Class A .......................................... (1,461) 3,069 1.11%
5,217
Real Estate
CoStar Group, Inc. .............................................. (1,053) 3,086 1.12%
ProLogis, Inc. .................................................. (545) 2,254 0.82%
Ventas, Inc. .................................................... (646) 1,643 0.59%
WP Carey, Inc. ................................................. (801) 1,870 0.68%
8,853
Utilities
Consolidated Edison, Inc. ......................................... (528) 2,162 0.78%
Other Components ............................................. (215,095) 157,039 56.93%
Total ....................................................................... $ 275,848 100.00%